Related Party Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Disclosures
Short-term benefits	$ 0.9	$ 0.9	$ 1.9	$ 1.8
Share-based payments	1.5	1.3	4.1	3.9
Total	$ 2.4	$ 2.2	$ 6.0	$ 5.7